Organization and Principal Activities (Details)	1 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Jun. 30, 2021
Fengxunhui [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of equity interest	100.00%	100.00%
Consideration amount	$ 15,325	¥ 100,000
Ding Xin [Member]
Organization and Principal Activities (Details) [Line Items]
Ownership percentage			99.00%